Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	Capital Group U.S. Equity Fund
Entity Central Index Key	0001785360
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 31, 2019
Document Effective Date	Jan. 01, 2020
Prospectus Date	Jan. 01, 2020
Capital Group U.S. Equity Fund SM | Share class
Prospectus:
Trading Symbol	CUSEX